UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.0%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$1,125,000	$1,160,348

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,577,370

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	5,000,000	5,174,800

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,926,895

			11,839,413
Arizona (2.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	3,850,000	3,964,422

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	5,075,000	5,713,587

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	2,088,920

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,669,260

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,912,249

Mesa, St. & Hwy. Rev. Bonds
5s, 7/1/22	AA	2,000,000	2,419,880
5s, 7/1/21	AA	1,500,000	1,805,580

Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s, 7/1/12	AA-	3,635,000	3,635,000

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/29	Aa1	5,000,000	5,912,450

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	524,000

			33,645,348
Arkansas (0.1%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	1,000,000	1,045,640

			1,045,640
California (11.6%)

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	5,429,950

CA Edl. Fac. Auth. Rev. Bonds
(U. of The Pacific), 5s, 11/1/36	A2	2,000,000	2,070,340
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	2,000,000	2,023,600
(Scripps College), 5s, 8/1/31	A1	500,000	500,125
(Pacific U.), Ser. A, 5s, 11/1/30	A2	750,000	829,358
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,252,531

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A	5,750,000	5,057,413

CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	BBB	640,000	665,434

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	2,600,000	2,650,622

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,619,700

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	10,000,000	12,059,600
5 3/4s, 4/1/31	A1	15,000,000	17,203,350
5 1/2s, 3/1/40	A1	10,300,000	11,395,508
5 1/4s, 4/1/35	A1	4,000,000	4,437,240
5 1/4s, 2/1/29	A1	2,000,000	2,277,320
FGIC, NATL, 5s, 6/1/26	A1	5,000,000	5,517,700

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley), Ser. AE, 5s, 12/1/29	AAA	5,000,000	5,753,300

CA State Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.), Ser. F, 0.14s, 11/1/26	A-1+	1,500,000	1,500,000

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	10,000,000	11,895,800
Ser. I-1, 6 1/8s, 11/1/29	A2	2,000,000	2,329,400
Ser. A-1, 6s, 3/1/35	A2	3,100,000	3,518,314
Ser. A, 5s, 4/1/29	A2	3,605,000	3,878,151

Golden State Tobacco Securitization Corp. Rev. Bonds (Tobacco Settlement), Ser. B, AMBAC, 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	530,000	552,758

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,639,700

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	2,250,000	2,745,833

Port of Oakland, Rev. Bonds, Ser. L, FGIC, NATL
5 3/8s, 11/1/27	A2	7,930,000	8,012,869
5 3/8s, 11/1/27 (Prerefunded 11/1/12)	A2	990,000	1,005,286

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A2	4,000,000	1,988,400

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A-	7,500,000	4,587,675

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	A1	1,650,000	1,891,494

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
5s, 5/1/29	A1	200,000	229,220
5s, 5/1/28	A1	1,000,000	1,151,550

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	4,866,422

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	4,000,000	4,288,720

			140,824,683
Colorado (1.3%)

CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	1,500,000	1,539,330
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,094,670
(Evangelical Lutheran), 5s, 6/1/16	A3	820,000	878,966

CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,524,158
6 1/4s, 12/15/33	A3	3,000,000	3,412,200

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,750,000	1,899,415
Ser. A, NATL, zero %, 9/1/34	Baa2	13,000,000	3,840,460

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	843,353

			16,032,552
Connecticut (0.3%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB	650,000	654,921

CT State Dev. Auth. Poll. Control Rev. Bonds (Western MA Electric Co.), Ser. A, 5.85s, 9/1/28	A-	3,000,000	3,008,430

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. B, 6 1/8s, 1/1/14	BB/P	340,000	340,292

			4,003,643
Delaware (0.9%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,867,671
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	4,385,682

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.16s, 10/1/38	VMIG1	5,150,000	5,150,000

			11,403,353
District of Columbia (1.5%)

DC G.O. Bonds, Ser. A, AGM, 5s, 6/1/26 (Prerefunded 6/1/15)	Aa2	5,005,000	5,650,745

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	5,000,000	5,707,750

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	A3	1,035,000	1,090,590

DC U. Rev. Bonds (Gallaudet U.)
5 1/2s, 4/1/41	A+	2,000,000	2,216,180
5 1/2s, 4/1/34	A+	1,000,000	1,122,970

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	2,591,930

			18,380,165
Florida (7.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	4,000,000	4,871,240

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,644,375

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	650,000	682,247
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aa1	1,215,000	1,280,719

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,500,000	2,877,600

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	3,300,000	3,580,896

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	17,175,000	20,505,920

Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds, AMBAC, 5s, 5/1/24 (Prerefunded 11/1/13)	AA	1,250,000	1,340,788

Hillsborough Cnty., Indl. Dev. Auth. Mandatory Put Bonds (9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	A3	1,125,000	1,179,956

Kissimmee, Util. Auth. Rev. Bonds, AGM, 5 1/4s, 10/1/18	Aa3	2,270,000	2,370,902

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	6,115,120

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	B/P	1,250,000	1,094,088

Leesburg, Cap. Impt. Rev. Bonds, FGIC, NATL, 5 1/4s, 10/1/27	A1	1,600,000	1,675,184

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Baa2	550,000	556,490
6.7s, 11/15/19	Baa2	3,700,000	3,749,062

Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL, 5s, 11/1/25	Aa2	5,000,000	5,357,950

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	5,000,000	5,311,650

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC, NATL, 5 1/4s, 7/1/26	A	3,000,000	3,154,320

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	5,391,900

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	275,000	179,223

Pinellas Cnty., Edl. Fac. Auth. Rev. Bonds (Barry U.), 5 1/4s, 10/1/30	BBB	1,300,000	1,399,099

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	2,094,580

St. Lucie Cnty., School Board COP, Ser. A, AGM, 5s, 7/1/23	Aa3	4,300,000	4,464,819

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	Aa3	4,800,000	5,811,360

Sunrise, Util. Syst. Rev. Bonds, AMBAC
5.2s, 10/1/22	AA-	3,405,000	3,935,022
5.2s, 10/1/22 (Prerefunded 10/1/20)	AA-	2,590,000	3,127,037

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	100,000	86,857

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6 5/8s, 5/1/33	B+/P	850,000	855,891

			95,694,295
Georgia (1.8%)

Atlanta, Arpt. Rev. Bonds
Ser. C, 5 7/8s, 1/1/24	A1	1,895,000	2,371,574
(Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	2,000,000	2,182,360

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	5,315,265

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	760,000	892,544

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	2,250,000	2,441,318

GA State Private College & U. Auth. Rev. Bonds (Emory U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,565,743

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	370,000	406,349

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,450,000	3,621,948

Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,967,687

			21,764,788
Illinois (4.5%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	Aa3	6,000,000	6,584,100

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A1	1,650,000	1,897,088
Ser. A, 5 5/8s, 1/1/35	A1	2,000,000	2,300,280
Ser. F, 5s, 1/1/40	A1	3,700,000	3,890,920

Chicago, Wtr. Rev. Bonds
5s, 11/1/42	Aa3	3,000,000	3,340,110
AGM, 5s, 11/1/25	Aa3	4,750,000	5,319,335

Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29	AA	1,250,000	1,330,963

IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s, 12/1/33	Aaa	2,250,000	2,379,848

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A2	2,520,000	3,137,375
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,500,000	6,292,550
(Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,282,282
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	2,000,000	2,203,100
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,055,170
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB/P	3,000,000	2,944,800

IL State G.O. Bonds
5s, 3/1/34	A+	1,250,000	1,314,438
5s, 8/1/21	A+	5,500,000	6,172,760

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	Aa3	1,000,000	1,137,940

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,492,108

			55,075,167
Indiana (2.2%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A2	6,150,000	7,016,966

IN State Fin. Auth. Edl. Fac. Rev. Bonds
(Valparaiso U.), 5s, 10/1/27	A2	1,405,000	1,521,095
(Butler U.), Ser. B, 5s, 2/1/27	BBB+	1,435,000	1,562,442

IN State Fin. Auth. Edl. Fac. VRDN, Ser. A-1, 0.18s, 2/1/37	VMIG1	4,400,000	4,400,000

IN State Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp. Assn.), Ser. A, 0.17s, 10/1/32	A-1	1,735,000	1,735,000

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	4,500,000	5,130,270

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,844,100
NATL, 5.6s, 11/1/16	Baa2	2,750,000	3,106,730

			27,316,603
Iowa (0.3%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	115,000	118,489

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,551,025

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	750,000	619,793

			3,289,307
Kansas (0.7%)

KS State Dev. Fin. Auth. Rev. Bonds
Ser. K, NATL, 5 1/4s, 11/1/26	Aa2	1,355,000	1,513,061
Ser. K, NATL, 5 1/4s, 11/1/25	Aa2	1,620,000	1,814,076
(Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	3,022,264

Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BB/P	1,500,000	1,491,555

			7,840,956
Kentucky (0.9%)

Christian Cnty., Assn. of Cnty. Leasing Trust VRDN, Ser. B, 0.17s, 8/1/37	VMIG1	1,500,000	1,500,000

KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville Arena), Ser. A-1, AGO, 6s, 12/1/42	Aa3	3,500,000	3,778,845

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	920,442

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,173,320

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	1,000,000	1,101,590

			11,474,197
Louisiana (0.6%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	5,000,000	5,248,500

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 1/2s, 5/15/30	A	1,450,000	1,484,148

			6,732,648
Maine (—%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C, AGM, 5 3/4s, 7/1/30	Aa3	50,000	50,093

			50,093
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,100,000	1,344,299

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43	BBB-	1,590,000	1,696,896

			3,041,195
Massachusetts (4.5%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	4,485,000	4,800,385

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	6,750,000	7,323,953

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	1,121,057
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	5,973,220
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,477,078
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,159,660

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments, Inc.), Ser. A, U.S. Govt. Coll., 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P	425,000	447,912
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	3,011,331
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	550,000	557,458
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	4,438,560
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,191,140
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,550,000	2,727,812
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	642,222
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	450,549
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,523,560
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,454,076

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,611,025

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Escrowed to maturity)	AA-/P	1,045,000	1,110,083

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5 1/4s, 7/1/36	A1	2,000,000	2,209,440
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,231,980

			55,462,501
Michigan (2.7%)

Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	B	500,000	447,280
Ser. A-1, 5s, 4/1/15	B	3,120,000	2,965,810

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	4,040,000	4,637,193

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	2,500,000	2,862,300

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	470,000	470,400

MI Fin. Auth. Rev. Bonds (Revolving Fund-Clean Wtr.)
5s, 10/1/29	AAA	2,000,000	2,361,900
5s, 10/1/27	AAA	2,000,000	2,391,220

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,850,025
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	8,160,000	8,530,872
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	915,000	1,028,195

MI State Strategic Fund Ltd. Mandatory Put Bonds (Dow Chemical)
(6/2/14) Ser. A-1, 6 3/4s, 12/1/28	BBB	700,000	767,893
(6/1/13) Ser. A-2, 5 1/2s, 12/1/28	BBB	3,500,000	3,629,290

			32,942,378
Minnesota (0.8%)

Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.17s, 12/1/14	A-1	400,000	400,000

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,757,616

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.17s, 11/15/35	VMIG1	1,500,000	1,500,000

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	2,000,000	2,058,660

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser. H, 4.3s, 1/1/13	Aa1	405,000	408,244

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.15s, 11/15/38	VMIG1	700,000	700,000

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	2,155,000	2,245,941

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,291,650

			10,362,111
Mississippi (1.1%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	3,005,730

MS Home Corp. Rev. Bonds, Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	990,000	1,040,629

MS State Bus. Fin. Comm. Gulf Opportunity Zone VRDN (Chevron USA, Inc.)

Ser. C, 0.14s, 12/1/30	VMIG1	8,050,000	8,050,000

Ser. G, 0.14s, 12/1/30	VMIG1	1,350,000	1,350,000

			13,446,359
Missouri (0.7%)

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,566,890
(Still U. Hlth. Sciences), 5 1/4s, 10/1/31	A-	1,000,000	1,099,750

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The))
Ser. A, 0.19s, 9/1/30	VMIG1	1,000,000	1,000,000
Ser. B, 0.19s, 9/1/30	VMIG1	2,300,000	2,300,000

MS State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A-	2,000,000	2,064,600

			9,031,240
Nebraska (0.2%)

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A
5s, 1/1/34	A1	1,000,000	1,131,440
5s, 1/1/33	A1	1,000,000	1,128,840

			2,260,280
Nevada (0.8%)

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	Baa1	7,570,000	7,665,306

Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB/P	1,605,000	1,654,996

			9,320,302
New Hampshire (1.3%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	999,990

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B-2, 0.18s, 7/1/33	VMIG1	12,200,000	12,200,000

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,156,460

			15,356,450
New Jersey (4.7%)

Middlesex Cnty., Impt. Auth. Rev. Bonds (Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31 (Prerefunded 3/15/13)	BBB+/P	3,500,000	3,614,765

NJ Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	4,244,237
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	5,500,000	6,138,990
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,535,570
5s, 6/15/26	Baa1	500,000	544,535

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A2	2,000,000	2,166,880
Ser. D, 4 7/8s, 11/1/29	A2	1,100,000	1,162,711

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	3,000,000	3,484,980
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Baa3	2,000,000	2,250,120
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,000,000	3,034,560

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	8,760,000	5,377,414

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,491,515

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,369,000

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 6s, 6/15/35	A1	3,000,000	3,599,730

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded 6/1/13)	Aaa	2,000,000	2,118,460
6 3/8s, 6/1/32 (Prerefunded 6/1/13)	Aaa	1,520,000	1,604,877

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	5,176,455

			57,914,799
New Mexico (0.6%)

Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,110,000	2,155,935
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa1	4,500,000	4,979,160

			7,135,095
New York (9.3%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,447,450

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	2,500,000	2,740,550
5s, 11/15/29(FWC)	A2	12,000,000	13,470,840

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,204,680

NY City, G.O. Bonds, Ser. F, 5s, 8/1/31	Aa2	4,000,000	4,603,760

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	311,340

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I, LLC), Ser. A, 6s, 7/1/27	BBB-	9,310,000	9,309,628

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB-	200,000	192,952

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. FF, 5s, 6/15/45	AA+	6,000,000	6,665,040

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,728,950

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa3	10,900,000	13,604,181
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	12,485,000	14,696,218
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	608,406
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	763,500
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa3	23,100,000	27,594,567
(Brooklyn Law School), Ser. B, SGI, 5 3/8s, 7/1/22	Baa1	1,000,000	1,022,180

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. B, 5 3/4s, 3/15/36	AAA	500,000	585,455

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	715,868

Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	2,194,720

Port Auth. NY & NJ Rev. Bonds, 5s, 7/15/30	Aa2	2,250,000	2,622,533

			113,082,818
North Carolina (1.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,537,775
AMBAC, 6s, 1/1/18	Baa1	7,000,000	8,653,750

NC State Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	430,000	451,479

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,511,214

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (First Mtge.-Forest at Duke), U.S. Govt. Coll., 6 3/8s, 9/1/32 (Prerefunded 9/1/12)	AAA/P	3,000,000	3,026,760

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,319,016

			17,499,994
Ohio (4.7%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	5,339,500

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	9,600,000	7,399,680
5 1/8s, 6/1/24	B3	4,905,000	3,951,272

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	1,200,000	1,282,236

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,857,754

Lorain Cnty., Hosp. Rev. Bonds, Ser. C-2, AGM, 5s, 4/1/24	Aa3	5,000,000	5,409,550

Midview, Local School Dist. COP (Elementary School Bldg. Fac.), 5 1/4s, 11/1/30	A1	3,500,000	3,638,460

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,785,000	1,934,458

OH State Higher Edl. Fac. Mandatory Put Bonds (7/1/15) (Kenyon College), 4.95s, 7/1/37	A1	5,300,000	5,790,144

OH State Higher Edl. Fac. Rev. Bonds (Case Western Reserve U.), Ser. B, 5 1/2s, 10/1/22 (Prerefunded 10/1/12)	AA-	1,000,000	1,012,600

OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	5,000,000	5,786,700

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	5,000,000	5,425,700

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32(FWC)	BB/P	1,350,000	1,341,873

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A1	2,000,000	2,225,400

			57,395,327
Oklahoma (—%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	430,000	434,511

			434,511
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	2,000,000	2,317,120

			2,317,120
Pennsylvania (2.5%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,829,750
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B-	2,650,000	2,189,218

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,629,739
5.15s, 1/1/18	BBB+	665,000	736,507

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	5,500,000	6,026,130

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	1,275,000	1,358,768

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,058,170

Geisinger, Auth. Hlth. Syst. VRDN (Geisinger Hlth. Syst.), Ser. C, 0.14s, 6/1/41	A-1	600,000	600,000

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,430,798

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	BBB+/F	500,000	558,135

PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,000,000	1,106,080

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	3,047,000

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/12 (In default)(NON)	D/P	5,415,577	542

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/25	A1	2,500,000	2,847,900

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	Aa3	3,000,000	3,162,780

			30,581,517
Puerto Rico (3.2%)

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	Baa1	2,500,000	2,567,225
Ser. TT, 5s, 7/1/37	Baa1	5,000,000	5,054,900
Ser. RR, FGIC, NATL, 5s, 7/1/23	Baa1	4,395,000	4,687,311

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/13	Baa1	250,000	263,920

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	250,000	250,088

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	Baa1	1,895,000	2,285,408
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	Baa1	2,220,000	2,233,742

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	15,000,000	16,724,100
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,738,635

			38,805,329
Rhode Island (0.2%)

RI State Hlth. & Edl. Bldg. Corp. Higher Edl. Fac. Rev. Bonds (Providence College), 5s, 11/1/34	A2	750,000	833,745

RI State Hlth. & Edl. Corp. Higher Edl. Fac. Rev. Bonds (Providence College), 5s, 11/1/41	A2	2,000,000	2,191,760

			3,025,505
South Carolina (0.6%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A1	5,000,000	5,358,450

SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2, AMBAC, 5s, 7/1/35	Aa1	320,000	328,176

SC State Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	1,115,000	1,181,733
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	135,000	143,080

			7,011,439
Tennessee (0.9%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	4,550,000	5,150,418

Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.05s, 9/1/12	Baa1	2,000,000	2,014,120

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	A-	4,000,000	4,397,400

			11,561,938
Texas (11.4%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	715,000	550,464
5 7/8s, 11/15/18	B+/P	1,692,000	1,300,911

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	2,000,000	2,262,060

Angleton, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,502,534

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGO, 5 1/8s, 2/15/30	AA-	2,550,000	2,876,502

Brazos River Harbor Naval Dist. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,209,626

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,794,759

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	10,085,770

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	3,260,000	3,882,008

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	3,896,165

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	6,500,000	7,357,220

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,931,897

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	Aa3	750,000	844,598

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	4,291,300

Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37 (Prerefunded 5/15/15)	A/P	1,965,000	2,342,555
5 3/4s, 5/15/37	A1	1,200,000	1,304,568
5 3/4s, 5/15/28	A1	2,000,000	2,216,340

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	3,630,000	3,918,149

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	2,305,935

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21	Aa1	1,750,000	1,983,748

North TX, Thruway Auth. Rev. Bonds, Ser. D, AGO, zero %, 1/1/28	Aa3	11,620,000	5,876,931

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	6,029,712
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,972,393
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,276,690
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	5,410,300

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, zero %, (6 1/2s, 1/1/15), 1/1/43(STP)	A2	9,700,000	9,939,493

Paris, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	1,000,000	1,121,180

Sam Rayburn, Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,400,000	1,409,562

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	Aa3	1,415,000	1,494,933

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,057,260
5 1/4s, 11/15/22	A-	2,500,000	2,699,375

Tarrant Cnty., Hosp. Dist. Rev. Bonds, NATL, 5 1/2s, 8/15/19	Aa3	1,870,000	1,877,293

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	A-	5,000,000	5,417,200

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	BBB-/F	1,650,000	1,946,175

TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0.18s, 12/1/36	VMIG1	615,000	615,000

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,235,280	1,310,731

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,493,800

TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	1,000,000	1,001,150

TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	Aaa	7,585,000	8,564,299

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,884,693

Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,358,614

			138,613,893
Utah (1.3%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.)
Ser. B, 0.17s, 5/15/37	VMIG1	1,860,000	1,860,000
Ser. A, 0.17s, 5/15/37	VMIG1	10,000,000	10,000,000

Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, U.S. Govt. Coll., 8 1/8s, 5/15/15 (Escrowed to maturity)	AA+	1,805,000	2,019,976
(IHC Hosp. Inc.), AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,700,000	1,704,624

			15,584,600
Vermont (—%)

VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, AGM, 5s, 5/1/34	Aa3	80,000	80,696

			80,696
Virginia (2.5%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,799,280

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,180,000	4,186,772

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	Aa3	15,000,000	17,451,750

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	7,458,409

			30,896,211
Washington (2.6%)

Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1 Production Syst.), FGIC, NATL
5s, 9/1/25	A1	695,000	723,036
5s, 9/1/24	A1	615,000	641,513

Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	A3	1,105,000	1,152,338

WA State G.O. Bonds
Ser. D, AGM, 5s, 1/1/28 (Prerefunded 1/1/15)	Aa1	8,320,000	9,249,261
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24 (Prerefunded 7/1/14)	Aa1	5,270,000	5,753,048

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 1/4s, 10/1/37	Baa1	1,110,000	1,183,094
5s, 10/1/27	Baa1	1,000,000	1,096,010

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,250,000	1,438,850
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa2	7,050,000	8,350,232
Ser. B, NATL, 5s, 2/15/27	Baa2	2,235,000	2,318,455

WA State Hsg. Fin. Comm. Rev. Bonds (Single Family Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	20,000	20,337

			31,926,174
West Virginia (0.9%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	BBB	2,500,000	2,642,325

WV State Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29 (Prerefunded 6/1/14)	Aa2	6,200,000	6,744,546

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co. - Amos), Ser. A, 5 3/8s, 12/1/38	Baa2	1,000,000	1,088,360

			10,475,231
Wisconsin (0.6%)

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	4,386,025

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,517,980

			7,904,005
Wyoming (0.9%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,361,740

Uinta Cnty., Poll. Control VRDN (Chevron USA, Inc.), 0.16s, 8/15/20	P-1	2,600,000	2,600,000

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	3,030,944
5 1/2s, 1/1/33	A2	1,410,000	1,542,318

			10,535,002

Total municipal bonds and notes (cost $1,104,192,514)			$1,210,416,871

PREFERRED STOCKS (0.5%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.		4,916,965	$4,869,861

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	1,800,100

Total preferred stocks (cost $6,916,965)			$6,669,961

TOTAL INVESTMENTS

Total investments (cost $1,111,109,479)(b)			$1,217,086,832

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,220,263,944.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,110,975,557, resulting in gross unrealized appreciation and depreciation of $115,759,786 and $9,648,511, respectively, or net unrealized appreciation of $106,111,275.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	17.8%
	Utilities	16.3
	State Government	13.9
	Transportation	11.4
	Local Government	10.0
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	10.4%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,210,416,871	$—
Preferred stocks	—	6,669,961	—

Totals by level	$—	$1,217,086,832	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012